25. Shareholders' equity (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in equity [abstract]
Net income (loss) for the year	R$ 790	R$ 1,149
Legal reserve	(39)	(60)
Governmental subsidy reserve		(10)
Calculation basis of dividends	751	1,079
Mandatory minimum dividends - 25%	188	270
Additional dividends		11
Payment of interim dividends as interest on own capital, net of withholding taxes	(32)	(225)
Dividends payable	R$ 156	R$ 56